Related Party Disclosures (Details) - Schedule of outstanding balances for related party transactions - CNY (¥) ¥ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Naxos One Holding Limited (Former Name: Shigoo Limited) [Member]
Related Party Disclosures (Details) - Schedule of outstanding balances for related party transactions [Line Items]
Due from related parties/shareholders	[1]	¥ 2,319	¥ 306
Due to a shareholder	[1]
Shareholders of the company [Member]
Related Party Disclosures (Details) - Schedule of outstanding balances for related party transactions [Line Items]
Due from related parties/shareholders		100	100
Due to a shareholder		¥ 325	¥ 325

[1]	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, interest-free and repayable on demand, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.